COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
As of December 31, 2015, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2016	$1,602
2017	1,115
2018	572
2019	442
2020	258
2021	162

Total	$4,151